PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	R$ (498,794)	R$ 704,985	R$ (39,668)
Asset limitation effect	(56,647)	(557,103)	117,389
Post-employment benefits recognized in other comprehensive income (loss)	(555,441)	147,882	77,721
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	(73,304)	352,011	(46,511)
Asset limitation effect	(56,647)	(431,071)	46,240
Post-employment benefits recognized in other comprehensive income (loss)	(129,951)	(79,060)	(271)
Income tax and social contribution levied on all amounts recognized in other comprehensive income	188,153	48,925
Others Deferred Income Tax And Social Contribution Tax Expense Income	149,103	79,229	26,335
Current income tax and social contribution	39,050	30,304
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial losses (gains)	(425,490)	352,974	6,843
Asset limitation effect	0	(126,032)	71,149
Post-employment benefits recognized in other comprehensive income (loss)	R$ (425,490)	R$ 226,942	R$ 77,992